UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-1512
                                                      --------

                         OPPENHEIMER CAPITAL INCOME FUND
                         -------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: AUGUST 31
                                                ---------

                   Date of reporting period: FEBRUARY 28, 2007
                                             -----------------

ITEM 1.  REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Oil & Gas                                                                  15.0%
--------------------------------------------------------------------------------
Tobacco                                                                     8.1
--------------------------------------------------------------------------------
Diversified Financial Services                                              6.3
--------------------------------------------------------------------------------
Insurance                                                                   4.8
--------------------------------------------------------------------------------
Diversified Telecommunication Services                                      2.5
--------------------------------------------------------------------------------
Specialty Retail                                                            2.5
--------------------------------------------------------------------------------
Industrial Conglomerates                                                    1.8
--------------------------------------------------------------------------------
Aerospace & Defense                                                         1.6
--------------------------------------------------------------------------------
Commercial Banks                                                            1.5
--------------------------------------------------------------------------------
Thrifts & Mortgage Finance                                                  1.3

Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2007, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Altria Group, Inc.                                                          5.6%
--------------------------------------------------------------------------------
Kinder Morgan Management LLC                                                5.4
--------------------------------------------------------------------------------
Kinder Morgan, Inc.                                                         5.0
--------------------------------------------------------------------------------
Citigroup, Inc.                                                             3.5
--------------------------------------------------------------------------------
Everest Re Group Ltd.                                                       3.4
--------------------------------------------------------------------------------
Bank of America Corp.                                                       2.8
--------------------------------------------------------------------------------
CSK Auto Corp.                                                              2.5
--------------------------------------------------------------------------------
Loews Corp./Carolina Group                                                  2.5
--------------------------------------------------------------------------------
Raytheon Co.                                                                1.6
--------------------------------------------------------------------------------
General Electric Co.                                                        1.5

Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2007, and are based on net assets.

For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.
--------------------------------------------------------------------------------


                       9 | OPPENHEIMER CAPITAL INCOME FUND

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TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PORTFOLIO ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Stocks                                                 54.5%
Bonds and Notes                                        38.2
Convertible Corporate Bonds and Notes                   7.2
Cash Equivalents                                        0.1

Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2007, and are based on the total market value of investments.

--------------------------------------------------------------------------------


                      10 | OPPENHEIMER CAPITAL INCOME FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 12/1/70. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 8/17/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion and the ending account value does not reflect the deduction of any sales charges. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C Shares of the Fund were first publicly offered on 11/1/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                      11 | OPPENHEIMER CAPITAL INCOME FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended February 28, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypo-


                      12 | OPPENHEIMER CAPITAL INCOME FUND
thetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                                   BEGINNING     ENDING        EXPENSES
                                   ACCOUNT       ACCOUNT       PAID DURING
                                   VALUE         VALUE         6 MONTHS ENDED
                                   (9/1/06)      (2/28/07)     FEBRUARY 28, 2007
--------------------------------------------------------------------------------
Class A Actual                     $ 1,000.00    $ 1,110.30    $  4.67
--------------------------------------------------------------------------------
Class A Hypothetical                 1,000.00      1,020.38       4.47
--------------------------------------------------------------------------------
Class B Actual                       1,000.00      1,105.00       9.07
--------------------------------------------------------------------------------
Class B Hypothetical                 1,000.00      1,016.22       8.69
--------------------------------------------------------------------------------
Class C Actual                       1,000.00      1,105.60       8.91
--------------------------------------------------------------------------------
Class C Hypothetical                 1,000.00      1,016.36       8.53
--------------------------------------------------------------------------------
Class N Actual                       1,000.00      1,107.20       6.66
--------------------------------------------------------------------------------
Class N Hypothetical                 1,000.00      1,018.50       6.38

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended February 28, 2007 are as follows:

CLASS            EXPENSE RATIOS
-------------------------------
Class A               0.89%
-------------------------------
Class B               1.73
-------------------------------
Class C               1.70
-------------------------------
Class N               1.27

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

--------------------------------------------------------------------------------


                      13 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS  February 28, 2007 / Unaudited
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--48.7%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--2.5%
--------------------------------------------------------------------------------
MEDIA--0.0%
Regal Entertainment Group                             32,500   $        694,525
--------------------------------------------------------------------------------
SPECIALTY RETAIL--2.5%
CSK Auto Corp. 1,2                                 4,817,350         83,291,981
--------------------------------------------------------------------------------
CONSUMER STAPLES--8.7%
--------------------------------------------------------------------------------
FOOD PRODUCTS--0.6%
B&G Foods, Inc.                                      880,000         19,844,000
--------------------------------------------------------------------------------
TOBACCO--8.1%
Altria Group, Inc.                                 2,200,000        185,416,000
--------------------------------------------------------------------------------
Loews Corp./Carolina Group 3                       1,150,000         82,834,500
                                                               -----------------
                                                                    268,250,500

--------------------------------------------------------------------------------
ENERGY--15.0%
--------------------------------------------------------------------------------
OIL & GAS--15.0%
BP plc, ADR                                          500,000         30,820,000
--------------------------------------------------------------------------------
Chevron Corp.                                         96,500          6,620,865
--------------------------------------------------------------------------------
ConocoPhillips                                        87,500          5,724,250
--------------------------------------------------------------------------------
Duncan Energy Partners LP 1                          150,000          3,600,000
--------------------------------------------------------------------------------
Enbridge Energy Management LLC 1                     610,984         31,196,833
--------------------------------------------------------------------------------
Enbridge Energy Partners LP, Cl. A                   161,750          8,542,018
--------------------------------------------------------------------------------
Kinder Morgan Management LLC 1                     3,589,252        179,498,469
--------------------------------------------------------------------------------
Kinder Morgan, Inc. 3                              1,575,000        166,572,000
--------------------------------------------------------------------------------
Tortoise Energy Capital Corp.                        684,250         19,918,518
--------------------------------------------------------------------------------
Valero GP Holdings LLC                             1,372,500         36,151,650
--------------------------------------------------------------------------------
Williams Cos., Inc. (The)                            304,700          8,217,759
                                                               -----------------
                                                                    496,862,362

--------------------------------------------------------------------------------
FINANCIALS--14.6%
--------------------------------------------------------------------------------
COMMERCIAL BANKS--1.5%
U.S. Bancorp 3                                     1,000,000         35,660,000
--------------------------------------------------------------------------------
Wachovia Corp.                                       242,500         13,427,225
                                                               -----------------
                                                                     49,087,225

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--6.3%
Bank of America Corp.                              1,802,500         91,693,175
--------------------------------------------------------------------------------
Citigroup, Inc.                                    2,322,500        117,054,000
                                                               -----------------
                                                                    208,747,175


                      14 | OPPENHEIMER CAPITAL INCOME FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
INSURANCE--4.8%
ACE Ltd.                                             750,000   $     42,120,000
--------------------------------------------------------------------------------
Everest Re Group Ltd.                              1,150,000        111,791,500
--------------------------------------------------------------------------------
Fidelity National Title Group, Inc., Cl. A           258,500          6,204,000
                                                               -----------------
                                                                    160,115,500

--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--0.7%
Anthracite Capital, Inc.                             872,500         10,914,975
--------------------------------------------------------------------------------
Crystal River Capital, Inc.                          447,500         11,406,775
                                                               -----------------
                                                                     22,321,750

--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.3%
Washington Mutual, Inc. 3                          1,000,000         43,080,000
--------------------------------------------------------------------------------
HEALTH CARE--1.3%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--0.0%
Vanda Pharmaceuticals, Inc. 1                          8,500            204,510
--------------------------------------------------------------------------------
PHARMACEUTICALS--1.3%
Pfizer, Inc.                                       1,500,000         37,440,000
--------------------------------------------------------------------------------
Sanofi-Aventis SA, ADR                               125,000          5,301,250
                                                               -----------------
                                                                     42,741,250

--------------------------------------------------------------------------------
INDUSTRIALS--3.4%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.6%
Raytheon Co. 3                                       999,400         53,517,870
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.8%
General Electric Co.                               1,428,250         49,874,490
--------------------------------------------------------------------------------
Tyco International Ltd.                              275,000          8,478,250
                                                               -----------------
                                                                     58,352,740

--------------------------------------------------------------------------------
MARINE--0.0%
Seaspan Corp.                                         58,200          1,484,682
--------------------------------------------------------------------------------
MATERIALS--0.6%
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.3%
Packaging Corp. of America 3                         425,000         10,412,500
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.3%
Bowater, Inc.                                        310,000          7,495,800
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.6%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.5%
Citizens Communications Co.                        1,275,000         19,214,250
--------------------------------------------------------------------------------
Consolidated Communications Holdings, Inc.         1,125,000         22,927,500
--------------------------------------------------------------------------------
Embarq Corp. 3                                        65,000          3,597,750
--------------------------------------------------------------------------------
FairPoint Communications, Inc. 3                   1,000,000         19,100,000


                      15 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES Continued
Windstream Corp.                                   1,325,000   $     19,941,250
                                                               -----------------
                                                                     84,780,750

--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.1%
Cellcom Israel Ltd. 1                                118,640          2,182,976
                                                               -----------------
Total Common Stocks (Cost $943,241,459)                           1,613,468,096

--------------------------------------------------------------------------------
PREFERRED STOCKS--6.7%
--------------------------------------------------------------------------------
AES Trust III, 6.75% Cv.                             230,000         11,178,000
--------------------------------------------------------------------------------
E*TRADE Financial Corp., 6.125% Cum. Cv.,
Non-Vtg.                                             750,000         22,455,000
--------------------------------------------------------------------------------
El Paso Corp., 4.99% Cv.                               1,600          2,035,600
--------------------------------------------------------------------------------
Emmis Communications Corp., 6.25% Cum. Cv.,
Series A, Non-Vtg.                                   497,100         22,307,363
--------------------------------------------------------------------------------
Ford Motor Co. Capital Trust II, 6.50% Cum.
Cv., Non-Vtg.                                        170,000          6,269,600
--------------------------------------------------------------------------------
Lucent Technologies Capital Trust I, 7.75% Cum.
Cv., Non-Vtg.                                         37,925         39,285,559
--------------------------------------------------------------------------------
NRG Energy, Inc., 5.75% Cv.                           23,500          7,182,305
--------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd., 6% Cv.,
Series A, Non-Vtg.                                 1,000,000         30,900,000
--------------------------------------------------------------------------------
Travelers Property Casualty Corp., 4.50%
Cv. Jr. Unsec. Sub. Nts.                           1,550,000         39,773,000
--------------------------------------------------------------------------------
United Rentals Trust I, 6.50% Cv. Quarterly
Income Preferred Securities                          378,569         18,644,523
--------------------------------------------------------------------------------
XL Capital Ltd., 7% Cv.                              815,000         21,279,650
                                                               -----------------
Total Preferred Stocks (Cost $203,949,828)                          221,310,600

                                                   PRINCIPAL
                                                      AMOUNT
--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--12.2%
--------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc.,
Commercial Mtg. Pass-Through Certificates,
Series 2005-3, Cl. A2, 4.501%, 7/10/43          $  2,670,000          2,622,592
--------------------------------------------------------------------------------
Banc of America Funding Corp., CMO
Pass-Through Certificates, Series 2004-2,
Cl. 2A1, 6.50%, 7/20/32                            1,959,980          2,014,995
--------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc.,
CMO Pass-Through Certificates, Series 2004-8,
Cl. 5A1, 6.50%, 5/25/32                            1,608,118          1,623,949
--------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust 2006-WF1,
Asset-Backed Pass-Through Certificates, Series
2006-WF1, Cl. A2B, 5.536%, 3/1/36                    660,000            658,581
--------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, CMO:
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32            3,782,038          3,831,087
Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34            3,164,249          3,255,453
--------------------------------------------------------------------------------
Deutsche Alt-A Securities Mortgage Loan
Trust, Mtg. Pass-Through Certificates:
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36           2,589,850          2,586,693
Series 2006-AB3, Cl. A7, 6.36%, 4/25/08              805,502            805,408
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 5/1/19                                     11,444,530         11,108,312
5%, 8/1/33                                         6,264,082          6,096,683


                      16 | OPPENHEIMER CAPITAL INCOME FUND

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.: Continued
5%, 3/1/36 4                                    $  1,612,000   $      1,564,648
6%, 5/1/18                                         3,766,694          3,830,743
6.50%, 4/1/18-4/1/34                               1,960,533          2,011,901
7%, 9/1/23-3/1/35                                  9,403,346          9,722,007
8%, 4/1/16                                           470,248            495,721
9%, 8/1/22-5/1/25                                    140,862            150,958
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd.
Real Estate Mtg. Investment Conduit Multiclass
Pass-Through Certificates:
Series 2006-11, Cl. PS, 5.06%, 3/25/36 5           1,138,018          1,143,086
Series 2034, Cl. Z, 6.50%, 2/15/28                   630,999            650,850
Series 2043, Cl. ZP, 6.50%, 4/15/28                1,887,876          1,946,454
Series 2053, Cl. Z, 6.50%, 4/15/28                   682,702            703,813
Series 2055, Cl. ZM, 6.50%, 5/15/28                  865,915            885,451
Series 2075, Cl. D, 6.50%, 8/15/28                 2,280,088          2,350,789
Series 2080, Cl. C, 6.50%, 8/15/28                 1,169,855          1,203,645
Series 2080, Cl. Z, 6.50%, 8/15/28                   555,499            572,205
Series 2279, Cl. PK, 6.50%, 1/15/31                1,284,652          1,331,566
Series 2326, Cl. ZP, 6.50%, 6/15/31                  677,248            697,847
Series 2387, Cl. PD, 6%, 4/15/30                     236,071            236,181
Series 2461, Cl. PZ, 6.50%, 6/15/32                2,033,946          2,113,584
Series 2500, Cl. FD, 5.82%, 3/15/32 5                303,498            306,126
Series 2526, Cl. FE, 5.72%, 6/15/29 5                423,012            426,421
Series 2551, Cl. FD, 5.72%, 1/15/33 5                327,811            331,239
Series 3025, Cl. SJ, 5.243%, 8/15/35 5               437,365            449,536
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Interest-Only Stripped Mtg.-Backed Security:
Series 176, Cl. IO, 12.560%, 6/1/26 6                567,140            123,733
Series 183, Cl. IO, 9.366%, 4/1/27 6                 879,733            192,977
Series 184, Cl. IO, 15.309%, 12/1/26 6               946,419            206,102
Series 192, Cl. IO, 13.894%, 2/1/28 6                291,892             70,105
Series 200, Cl. IO, 12.049%, 1/1/29 6                342,669             73,931
Series 2003-118, Cl. S, 9.368%, 12/25/33 6         4,923,445            564,606
Series 2005-87, Cl. SG, 9.057%, 10/25/35 6         8,225,727            489,446
Series 2130, Cl. SC, (2.657)%, 3/15/29 6             665,018             48,197
Series 224, Cl. IO, 8.337%, 3/1/33 6               1,942,920            423,812
Series 243, Cl. 6, 26.840%, 12/15/32 6             1,228,722            263,314
Series 2796, Cl. SD, 0.701%, 7/15/26 6             1,014,101             79,975
Series 2920, Cl. S, (3.822)%, 1/15/35 6            5,633,782            270,986
Series 3000, Cl. SE, (3.964)%, 7/15/25 6           6,156,434            233,369
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Principal-Only Stripped Mtg.-Backed Security,
Series 176, Cl. PO, 4.615%, 6/1/26 7                 269,947            220,402
--------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 5/1/18-8/1/20                              34,099,425         33,112,006
5%, 12/1/17-11/1/33                               49,503,252         48,655,413
5%, 3/1/22-3/1/37 4                               18,339,000         17,966,869
5.50%, 1/1/33-1/1/34                              14,732,611         14,653,553
5.50%, 3/1/22-3/1/37 4                            25,990,000         25,907,885


                      17 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
--------------------------------------------------------------------------------
Federal National Mortgage Assn.: Continued
5.50%, 4/1/34 8                                 $  4,879,291   $      4,859,294
6%, 8/1/32-11/1/33                                27,758,040         28,063,377
6%, 3/1/22 4                                      22,638,000         22,991,719
6.50%, 5/1/17-11/1/31                             17,211,532         17,689,246
7%, 11/1/17-7/1/35                                 8,811,174          9,114,306
7.50%, 1/1/33-3/1/33                              12,647,894         13,221,684
8.50%, 7/1/32                                         48,332             52,059
--------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust,
CMO, Trust 2002-T1, Cl. A2, 7%, 11/25/31           1,932,140          1,993,488
--------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real
Estate Mtg.
Investment Conduit Pass-Through Certificates:
Trust 1993-87, Cl. Z, 6.50%, 6/25/23               1,761,291          1,825,130
Trust 1998-61, Cl. PL, 6%, 11/25/28                1,092,845          1,117,926
Trust 1999-54, Cl. LH, 6.50%, 11/25/29             1,470,000          1,529,514
Trust 2001-50, Cl. NE, 6%, 8/25/30                   160,591            160,466
Trust 2001-51, Cl. OD, 6.50%, 10/25/31             2,420,200          2,481,045
Trust 2001-70, Cl. LR, 6%, 9/25/30                   282,445            283,045
Trust 2001-72, Cl. NH, 6%, 4/25/30                    41,405             41,340
Trust 2001-74, Cl. PD, 6%, 5/25/30                    29,759             29,696
Trust 2001-82, Cl. ZA, 6.50%, 1/25/32                997,851          1,031,731
Trust 2002-77, Cl. WF, 5.72%, 12/18/32 5             473,725            478,329
Trust 2002-9, Cl. PC, 6%, 3/25/17                  7,210,550          7,359,000
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23              1,903,000          1,888,214
Trust 2003-28, Cl. KG, 5.50%, 4/25/23              1,921,000          1,919,001
Trust 2004-101, Cl. BG, 5%, 1/25/20                2,550,000          2,515,353
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25            1,560,000          1,522,080
Trust 2005-104, Cl. MC, 5.50%, 12/25/25            7,321,312          7,224,677
Trust 2005-31, Cl. PB, 5.50%, 4/25/35              1,430,000          1,426,522
Trust 2006-46, Cl. SW, 4.693%, 6/25/36 5             877,493            874,881
Trust 2006-50, Cl. KS, 4.693%, 6/25/36 5           2,995,658          2,943,023
Trust 2006-50, Cl. SA, 4.693%, 6/25/36 5           1,769,953          1,739,613
Trust 2006-50, Cl. SK, 4.693%, 6/25/36 5             236,873            232,719
Trust 2006-57, Cl. PA, 5.50%, 8/25/27              5,795,450          5,826,864
--------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only
Stripped Mtg.-Backed Security:
Trust 2001-15, Cl. SA, 6.059%, 3/17/31 6             810,491             94,938
Trust 2001-65, Cl. S, 8.516%, 11/25/31 6           2,821,218            271,457
Trust 2001-81, Cl. S, 1.549%, 1/25/32 6              635,859             62,312
Trust 2002-47, Cl. NS, 0.436%, 4/25/32 6           1,224,380            107,872
Trust 2002-51, Cl. S, 0.571%, 8/25/32 6            1,124,149            100,313
Trust 2002-52, Cl. SD, (2.705)%, 9/25/32 6         1,282,992            107,731
Trust 2002-75, Cl. SA, 9.729%, 11/25/32 6          3,317,874            325,202
Trust 2002-77, Cl. SH, 1.967%, 12/18/32 6            793,129             75,620
Trust 2002-89, Cl. S, 11.566%, 1/25/33 6           3,241,029            292,658
Trust 2002-9, Cl. MS, 1.242%, 3/25/32 6              767,821             71,597
Trust 2003-33, Cl. SP, 11.392%, 5/25/33 6          2,796,258            340,097
Trust 2003-46, Cl. IH, 6.503%, 6/25/33 6           5,870,117          1,170,927


                      18 | OPPENHEIMER CAPITAL INCOME FUND

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
--------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only
Stripped Mtg.-Backed Security: Continued
Trust 2004-54, Cl. DS, (6.347)%, 11/25/30 6     $  1,241,283   $         74,401
Trust 2005-105, Cl. S, 8.460%, 12/25/35 6          4,538,440            258,165
Trust 2005-19, Cl. SA, (3.359)%, 3/25/35 6        14,442,418            714,788
Trust 2005-40, Cl. SA, (3.612)%, 5/25/35 6         3,322,298            158,994
Trust 2005-6, Cl. SE, (2.325)%, 2/25/35 6          3,983,084            202,014
Trust 2005-71, Cl. SA, 3.125%, 8/25/25 6           3,882,548            217,292
Trust 2006-119, Cl. MS, 7.877%, 12/25/36 6         3,301,766            197,603
Trust 2006-33, Cl. SP, 13.158%, 5/25/36 6          7,996,501            669,384
Trust 222, Cl. 2, 12.187%, 6/1/23 6                2,030,443            447,864
Trust 240, Cl. 2, 16.459%, 9/1/23 6                3,116,378            693,404
Trust 252, Cl. 2, 10.268%, 11/1/23 6               1,520,248            359,798
Trust 273, Cl. 2, 12.153%, 8/1/26 6                  421,274             91,183
Trust 303, Cl. IO, 10.788%, 11/1/29 6                542,443            127,598
Trust 308, Cl. 2, 11.147%, 9/1/30 6                1,523,654            352,740
Trust 321, Cl. 2, 6.591%, 4/1/32 6                 6,188,187          1,398,248
Trust 322, Cl. 2, 14.461%, 4/1/32 6                2,399,785            528,447
Trust 329, Cl. 2, 9.462%, 1/1/33 6                 3,173,908            705,492
Trust 331, Cl. 9, 8.416%, 2/1/33 6                 1,706,334            369,091
Trust 334, Cl. 17, 23.662%, 2/1/33 6               1,002,073            230,034
Trust 340, Cl. 2, 7.10%, 9/1/33 6                  1,940,234            454,165
Trust 342, Cl. 2, 8.914%, 9/1/33 6                 2,729,422            607,257
Trust 344, Cl. 2, 4.581%, 12/1/33 6                1,253,240            278,648
Trust 346, Cl. 2, 12.532%, 12/1/33 6               3,567,990            787,644
Trust 362, Cl. 12, 5.516%, 8/1/35 6                5,284,746          1,097,522
Trust 362, Cl. 13, 5.539%, 8/1/35 6                2,934,240            595,675
--------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Principal-Only Stripped Mtg.-Backed Security:
Trust 1993-184, Cl. M, 5.931%, 9/25/23 7             710,135            575,891
Trust 340, Cl. 1, 5.518%, 9/1/33 7                 1,940,234          1,437,890
--------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp.,
Commercial Mtg. Obligations:
Series 2004-C3, Cl. A2, 4.433%, 7/10/39            1,720,000          1,695,658
Series 2005-C3, Cl. A2, 4.853%, 7/10/45            1,590,000          1,579,229
--------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc.,
Commercial Mtg. Pass-Through Certificates,
Series 1997-C1, Cl. A3, 6.869%, 7/15/29              453,593            454,473
--------------------------------------------------------------------------------
Government National Mortgage Assn., 8.50%,
8/15/17-12/15/17                                     197,842            210,185
--------------------------------------------------------------------------------
Government National Mortgage Assn.,
Interest-Only Stripped Mtg.-Backed Security:
Series 2001-21, Cl. SB, (4.008)%, 1/16/27 6        1,357,331             93,816
Series 2002-15, Cl. SM, (7.149)%, 2/16/32 6        1,243,305             85,224
Series 2002-41, Cl. GS, 4.421%, 6/16/32 6            709,973             91,417
Series 2002-76, Cl. SY, (3.603)%, 12/16/26 6       3,066,357            246,293
Series 2004-11, Cl. SM, (6.763)%, 1/17/30 6        1,074,775             80,648
Series 2006-47, Cl. SA, 15.158%, 8/16/36 6        10,110,972            585,800


                      19 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
--------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp.,
Commercial Mtg. Pass-Through Certificates:
Series 2005-GG3, Cl. A2, 4.305%, 8/10/42        $  1,990,000   $      1,951,710
Series 2005-GG5, Cl. A2, 5.117%, 4/10/37           1,750,000          1,752,712
Series 2007-GG9, Cl. A2, 5.381%, 7/10/12 4         2,440,000          2,452,144
--------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities
Corp., Commercial Mtg. Pass-Through
Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42            640,000            630,194
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42          2,280,000          2,257,694
--------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial
Mtg. Pass-Through Certificates:
Series 2005-C5, Cl. A2, 4.885%, 9/15/30            1,900,000          1,891,552
Series 2007-C1, Cl. A2, 5.318%, 1/15/12            2,710,000          2,736,253
--------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO Pass-Through
Certificates:
Series 2004-6, Cl. 10A1, 6%, 7/25/34               2,403,192          2,410,651
Series 2004-9, Cl. A3, 4.70%, 8/25/34 5              971,701            964,107
--------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC,
Commercial Mtg. Pass-Through Certificates,
Series PRU-HTG 2000-C1, Cl. A2, 7.306%,
10/6/15                                            2,380,000          2,544,256
--------------------------------------------------------------------------------
RALI Series 2003-QS1 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2003-QS1,
Cl. A2, 5.75%, 1/25/33                             1,236,954          1,241,112
--------------------------------------------------------------------------------
RALI Series 2006-QS5 Trust, Mtg. Asset-Backed
Pass-Through Certificates,
Series 2006-QS5, Cl. 2A2, 6%, 4/25/08              3,099,524          3,097,930
--------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust
2005-C17, Commercial Mtg. Obligations, Series
2005-C17, Cl. A2, 4.782%, 3/15/42                  3,590,000          3,558,121
--------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust
2006-C29, Commercial Asset-Backed Securities,
Series 2006-C29, Cl. A2, 5.272%, 11/15/48            735,000            739,147
--------------------------------------------------------------------------------
WAMU Mortgage Pass-Through Certificates,
Series 2005-AR5 Trust, Series 2005-AR5,
Cl. A1, 4.674%, 5/25/35 5                            844,912            844,326
                                                               -----------------
Total Mortgage-Backed Obligations
(Cost $404,738,765)                                                 404,567,155

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--0.7%
--------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed
Certificates, Series 2005-1A, Cl. A2, 5.38%,
4/20/08 5                                            900,000            900,393
--------------------------------------------------------------------------------
Argent Securities Trust 2004-W8, Asset-Backed
Pass-Through Certificates,
Series 2004-W8, Cl. A2, 5.80%, 5/25/34 5           3,685,524          3,700,115
--------------------------------------------------------------------------------
Centex Home Equity Loan Trust 2005-D,
Asset-Backed Certificates,
Series 2005-D, Cl. AF1, 5.04%, 10/25/35              332,690            331,656
--------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit
Card Receivable Nts., Series 2003-C4, Cl.
C4, 5%, 6/10/15                                      430,000            421,783
--------------------------------------------------------------------------------
Consumer Credit Reference Index Securities
Program, Credit Card
Asset-Backed Certificates, Series 2002-B,
Cl. FX, 10.421%, 3/22/07 9                         2,890,000          2,892,201


                      20 | OPPENHEIMER CAPITAL INCOME FUND

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
--------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2002-4,
Asset-Backed Certificates,
Series 2002-4, Cl. A1, 6.06%, 2/25/33 5         $     44,821   $         44,869
--------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust
2005-16, Asset-Backed Certificates,
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36 5          920,000            918,145
--------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust
2005-17, Asset-Backed Certificates,
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36 5          620,000            618,558
--------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan
Pass-Through Certificates,
Series 2005-A, Cl. A3, 3.48%, 11/17/08               933,736            929,267
--------------------------------------------------------------------------------
Household Home Equity Loan Trust, Home Equity
Loan Pass-Through Certificates,
Series 2005-3, Cl. A1, 5.58%, 1/20/35 5            1,152,847          1,154,607
--------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through
Certificates:
Series 2005-10, Cl. 2A3B, 5.55%, 1/25/36           1,233,452          1,228,357
Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35 5          1,303,355          1,300,788
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35           1,093,837          1,090,486
--------------------------------------------------------------------------------
MBNA Credit Card Master Note Trust, Credit
Card Receivables,
Series 2003-C7, Cl. C7, 6.67%, 3/15/16 5           4,080,000          4,305,468
--------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust
2005-1, Mtg. Pass-Through Certificates,
Series 2005-1, Cl. AF2, 3.914%, 5/25/35 5,10          34,825             34,825
--------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust
2005-2, Mtg. Pass-Through Certificates,
Series 2005-2, Cl. AF2, 4.415%, 4/25/35 5          1,040,000          1,033,122
--------------------------------------------------------------------------------
RAMP Series 2004-RS7 Trust, Mtg. Asset-Backed
Pass-Through Certificates,
Series 2004-RS7, Cl. AI32, 4.45%, 7/25/28          1,122,711          1,116,176
--------------------------------------------------------------------------------
Structured Asset Securities Corp., Mtg.
Pass-Through Certificates,
Series 2005-4XS, Cl. 3A1, 5.18%, 3/26/35           1,849,892          1,848,778
                                                               -----------------

Total Asset-Backed Securities (Cost
$23,909,783)                                                         23,869,594

--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--1.1%
--------------------------------------------------------------------------------
Fannie Mae Unsec. Nts., 3.69%, 10/5/07 11          2,255,000          2,185,929
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
4.125%, 7/12/10                                    1,210,000          1,186,209
5.25%, 7/18/11                                     1,310,000          1,333,347
6.625%, 9/15/09 8                                  2,340,000          2,440,182
--------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
4.75%, 12/15/10                                    3,405,000          3,402,599
5%, 10/15/11                                       1,300,000          1,310,729
6%, 5/15/11                                        1,455,000          1,521,268
7.25%, 1/15/10                                     3,420,000          3,643,736
--------------------------------------------------------------------------------
U.S. Treasury Bonds:
4.50%, 2/15/36                                     9,444,000          9,162,163
8.875%, 8/15/17                                      285,000            384,617
--------------------------------------------------------------------------------
U.S. Treasury Nts.:
3.875%, 2/15/13                                    2,989,000          2,893,609
4.625%, 12/31/11-2/15/17                           4,311,000          4,334,916


                      21 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                       PRINCIPAL          VALUE
                                                          AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS Continued
--------------------------------------------------------------------------------
U.S. Treasury Nts.: Continued
4.75%, 1/31/12                                      $  4,216,000   $  4,259,973
4.875%, 1/31/09                                          179,000        179,755
                                                                   -------------
Total U.S. Government Obligations
(Cost $37,769,863)                                                   38,239,032

--------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--10.9%
--------------------------------------------------------------------------------
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31         2,425,000      2,559,651
--------------------------------------------------------------------------------
Allied Waste North America, Inc.:
5.75% Sr. Sec. Nts., Series B, 2/15/11                 5,000,000      4,906,250
8.50% Sr. Sub. Nts., 12/1/08                           2,500,000      2,637,500
--------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 7.50% Sr. Unsec.
Nts., 5/1/07 12                                          770,000        772,599
--------------------------------------------------------------------------------
Bank Plus Corp., 12% Sr. Nts., 7/18/07 10              2,500,000      2,590,625
--------------------------------------------------------------------------------
Barclays Bank plc, 6.278% Perpetual Bonds 13           4,830,000      4,876,127
--------------------------------------------------------------------------------
Beazer Homes USA, Inc.:
6.875% Sr. Unsec. Nts., 7/15/15                        1,515,000      1,461,975
8.375% Sr. Nts., 4/15/12                                 800,000        824,000
--------------------------------------------------------------------------------
Belo Corp., 8% Sr. Unsec. Unsub. Nts., 11/1/08         2,050,000      2,131,365
--------------------------------------------------------------------------------
British Sky Broadcasting Group plc, 8.20% Sr.
Unsec. Nts., 7/15/09                                   1,860,000      1,981,233
--------------------------------------------------------------------------------
Caesars Entertainment, Inc., 7.50% Sr. Unsec.
Nts., 9/1/09                                           3,310,000      3,460,923
--------------------------------------------------------------------------------
CenterPoint Energy, Inc., 7.25% Sr. Nts., Series
B, 9/1/10                                              2,980,000      3,158,109
--------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08      2,400,000      2,491,169
--------------------------------------------------------------------------------
Charter Communications Holdings I LLC:
11% Sr. Sec. Nts., 10/1/15                            64,075,000     66,958,375
11% Sr. Sec. Nts., 10/1/15 9                          29,072,000     30,307,560
13.50% Sr. Unsec. Unsub. Nts., 1/15/14                14,000,000     14,297,500
--------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.875% Sr. Unsec. Nts.,
1/15/16                                                5,601,000      5,699,018
--------------------------------------------------------------------------------
Clear Channel Communications, Inc., 6.25% Nts.,
3/15/11                                                1,965,000      1,961,571
--------------------------------------------------------------------------------
Comcast Corp., 6.45% Unsec. Nts., 3/15/37              3,125,000      3,280,938
--------------------------------------------------------------------------------
Cox Enterprises, Inc., 4.375% Nts., 5/1/08 9           3,195,000      3,146,458
--------------------------------------------------------------------------------
CSC Holdings, Inc., 7.625% Sr. Unsec. Debs.,
7/15/18                                                3,000,000      3,052,500
--------------------------------------------------------------------------------
D.R. Horton, Inc.:
5.375% Sr. Unsec. Nts., 6/15/12                        1,790,000      1,769,077
6.125% Nts., 1/15/14                                   1,315,000      1,338,779
--------------------------------------------------------------------------------
DaimlerChrysler North America Holding Corp.,
7.30% Nts., 1/15/12                                    2,760,000      2,988,062
--------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31       1,960,000      2,364,250
--------------------------------------------------------------------------------
Dillard's, Inc., 6.625% Unsec. Nts., 11/15/08 10         820,000        828,200
--------------------------------------------------------------------------------
Duke Energy Field Services Corp., 6.875% Sr.
Unsec. Nts., 2/1/11                                    2,195,000      2,315,459
--------------------------------------------------------------------------------
Earthgrains Co. (The), 6.50% Nts., 4/15/09               990,000      1,009,701
--------------------------------------------------------------------------------
Eastman Kodak Co., 3.625% Nts., Series A, 5/15/08        360,000        353,722
--------------------------------------------------------------------------------
EchoStar DBS Corp., 5.75% Sr. Unsec. Nts., 10/1/08     2,590,000      2,596,475


                      22 | OPPENHEIMER CAPITAL INCOME FUND

                                                       PRINCIPAL          VALUE
                                                          AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES
Continued
--------------------------------------------------------------------------------
El Paso Corp.:
6.50% Sr. Unsec. Nts., 6/1/08                       $    578,000   $    584,503
7.625% Sr. Unsec. Nts., 9/1/08                         2,170,000      2,250,429
--------------------------------------------------------------------------------
Enbridge Energy Partners LP, 5.95% Sr. Unsec.
Nts., Series B, 6/1/33                                   780,000        748,368
--------------------------------------------------------------------------------
Energy Transfer Partners LP, 5.65% Sr. Unsec.
Unsub. Nts., 8/1/12                                      575,000        584,839
--------------------------------------------------------------------------------
Enterprise Products Operating LP, 7.50% Sr.
Unsec. Unsub. Nts., 2/1/11                             2,780,000      2,994,694
--------------------------------------------------------------------------------
Federated Department Stores, Inc., 6.625% Sr.
Unsec. Nts., 9/1/08                                    1,945,000      1,978,829
--------------------------------------------------------------------------------
FirstEnergy Corp., 7.375% Sr. Unsub. Nts., Series
C, 11/15/31                                            1,145,000      1,338,723
--------------------------------------------------------------------------------
Ford Motor Credit Co., 9.75% Sr. Unsec. Nts.,
9/15/10 9                                              5,600,000      6,004,544
--------------------------------------------------------------------------------
Gap, Inc. (The):
6.90% Nts., 9/15/07                                    2,845,000      2,861,049
9.445% Unsub. Nts., 12/15/08 5                           359,000        383,782
--------------------------------------------------------------------------------
General Motors Acceptance Corp., 8% Bonds, 11/1/31     2,355,000      2,604,140
--------------------------------------------------------------------------------
Goldman Sachs Capital, Inc. (The), 6.345% Sub.
Bonds, 2/15/34                                         1,525,000      1,562,811
--------------------------------------------------------------------------------
HBOS plc, 6.413% Sub. Perpetual Bonds, Series
A 9,13                                                 4,700,000      4,887,140
--------------------------------------------------------------------------------
HCA, Inc., 8.75% Sr. Nts., 9/1/10                      1,495,000      1,566,013
--------------------------------------------------------------------------------
Heinz (H.J.) Co., 6.428% Bonds, 12/1/08 9                435,000        442,910
--------------------------------------------------------------------------------
Hilton Hotels Corp., 8.25% Sr. Unsec. Nts.,
2/15/11 10                                             2,205,000      2,364,863
--------------------------------------------------------------------------------
HSBC Finance Capital Trust IX, 5.911% Nts.,
11/30/35 5                                             4,500,000      4,599,252
--------------------------------------------------------------------------------
Hyatt Equities LLC, 6.875% Nts., 6/15/07 9             2,855,000      2,862,303
--------------------------------------------------------------------------------
Hyundai Motor Manufacturing Alabama LLC, 5.30%
Sr. Unsec. Nts., 12/19/08 9                            1,645,000      1,644,750
--------------------------------------------------------------------------------
IPALCO Enterprises, Inc., 8.375% Sr. Sec. Nts.,
11/14/08 5                                             1,410,000      1,462,875
--------------------------------------------------------------------------------
Isle of Capri Casinos, Inc., 9% Sr. Sub. Nts.,
3/15/12                                                1,000,000      1,050,000
--------------------------------------------------------------------------------
iStar Financial, Inc., 5.15% Sr. Unsec. Nts.,
3/1/12                                                 3,135,000      3,087,022
--------------------------------------------------------------------------------
J.C. Penney Co., Inc., 9% Nts., 8/1/12                   800,000        930,114
--------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc.:
6.50% Sr. Nts., 1/15/14                                  327,000        314,738
8.875% Sr. Sub. Nts., 4/1/12                           1,600,000      1,648,000
--------------------------------------------------------------------------------
Kaneb Pipe Line Operating Partnership LP:
5.875% Sr. Unsec. Nts., 6/1/13                         2,500,000      2,541,415
7.75% Sr. Unsec. Nts., 2/15/12                           280,000        307,128
--------------------------------------------------------------------------------
KB Home, 5.75% Sr. Unsec. Unsub. Nts., 2/1/14          2,775,000      2,634,283
--------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.30% Sr.
Unsec. Nts., 8/15/33                                   2,705,000      3,026,419
--------------------------------------------------------------------------------
Kroger Co. (The), 5.50% Unsec. Unsub. Nts., 2/1/13     2,970,000      2,982,340
--------------------------------------------------------------------------------
Lennar Corp., 7.625% Sr. Unsec. Nts., 3/1/09           2,760,000      2,881,986
--------------------------------------------------------------------------------
Level 3 Communications, Inc., 11.50% Sr. Unsec.
Unsub. Nts., 3/1/10                                    5,000,000      5,575,000
--------------------------------------------------------------------------------
Level 3 Financing, Inc., 9.25% Sr. Nts.,
11/1/14 9                                              5,000,000      5,156,250
--------------------------------------------------------------------------------
Liberty Media Corp., 7.875% Sr. Nts., 7/15/09            845,000        891,198
--------------------------------------------------------------------------------
Liberty Media LLC, 7.75% Sr. Nts., 7/15/09             2,860,000      3,008,560


                      23 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                       PRINCIPAL          VALUE
                                                          AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES
Continued
--------------------------------------------------------------------------------
Limited Brands, Inc., 6.125% Sr. Unsec. Nts.,
12/1/12                                             $  2,550,000   $  2,612,483
--------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.:
5.875% Sr. Unsec. Bonds, 8/1/33                        1,930,000      1,852,501
7.125% Sr. Unsec. Nts., 6/15/09                        1,660,000      1,724,471
--------------------------------------------------------------------------------
May Department Stores Co., 7.90% Unsec. Debs.,
10/15/07                                               1,050,000      1,062,701
--------------------------------------------------------------------------------
MBIA, Inc., 5.70% Sr. Unsec. Unsub. Nts., 12/1/34      1,685,000      1,658,856
--------------------------------------------------------------------------------
MGM Mirage, Inc., 6% Sr. Sec. Nts., 10/1/09            3,140,000      3,151,775
--------------------------------------------------------------------------------
Mission Energy Holding Co., 13.50% Sr. Sec. Nts.,
7/15/08                                                2,630,000      2,883,138
--------------------------------------------------------------------------------
Monongahela Power Co., 7.36% Unsec. Nts., Series
A, 1/15/10                                             1,975,000      2,082,950
--------------------------------------------------------------------------------
NCR Corp., 7.125% Sr. Unsec. Unsub. Nts., 6/15/09        295,000        303,906
--------------------------------------------------------------------------------
ONEOK Partners LP, 7.10% Sr. Unsec. Nts., 3/15/11        430,000        458,070
--------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 7.875% Unsec.
Unsub. Nts., 2/1/09                                    2,940,000      3,069,360
--------------------------------------------------------------------------------
Petroleum Export Ltd. Cayman SPV, 4.623% Sr.
Nts., Cl. A1, 6/15/10 9                                3,572,333      3,533,620
--------------------------------------------------------------------------------
PF Export Receivables Master Trust, 3.748% Sr.
Nts., Series B, 6/1/13 9                                 859,817        811,929
--------------------------------------------------------------------------------
Popular North America, Inc., 4.70% Nts., 6/30/09       3,665,000      3,607,804
--------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C,
12/18/23 9                                             3,835,000      4,875,662
--------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts.,
7/1/25                                                 3,210,000      4,100,990
--------------------------------------------------------------------------------
PSEG Funding Trust I, 5.381% Nts., 11/16/07            1,945,000      1,945,124
--------------------------------------------------------------------------------
Pulte Homes, Inc., 4.875% Nts., 7/15/09                2,975,000      2,951,512
--------------------------------------------------------------------------------
Qwest Corp., 5.625% Unsec. Nts., 11/15/08 10,12          363,000        364,361
--------------------------------------------------------------------------------
Reed Elsevier Capital, Inc., 4.625% Nts., 6/15/12      1,235,000      1,194,599
--------------------------------------------------------------------------------
Reynolds American, Inc., 6.50% Sr. Sec. Nts.,
6/1/07                                                 1,938,000      1,942,262
--------------------------------------------------------------------------------
Rite Aid Corp., 6.875% Sr. Unsec. Debs.,
8/15/13 3                                             13,500,000     12,183,750
--------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 7% Sr. Unsec.
Unsub. Nts., 10/15/07                                    800,000        812,086
--------------------------------------------------------------------------------
Ryder System, Inc., 5.95% Nts., 5/2/11                   780,000        794,705
--------------------------------------------------------------------------------
Safeway, Inc., 6.50% Sr. Unsec. Nts., 3/1/11           3,060,000      3,189,885
--------------------------------------------------------------------------------
Sara Lee Corp., 2.75% Unsec. Nts., 6/15/08             1,260,000      1,219,908
--------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., 8% Sr. Unsec.
Sub. Nts., 3/15/12                                     1,000,000      1,035,000
--------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.375%
Nts., 5/1/07                                             480,000        481,187
--------------------------------------------------------------------------------
Telecom Italia Capital SpA, 4% Unsec. Unsub.
Nts., 1/15/10                                          3,330,000      3,215,861
--------------------------------------------------------------------------------
Telefonos de Mexico SA de CV, 4.50% Nts., 11/19/08     3,020,000      2,993,373
--------------------------------------------------------------------------------
Telus Corp., 8% Nts., 6/1/11                           2,715,000      2,984,420
--------------------------------------------------------------------------------
TEPPCO Partners LP:
6.125% Nts., 2/1/13                                    1,395,000      1,427,391
7.625% Sr. Unsec. Nts., 2/15/12                          995,000      1,077,142
--------------------------------------------------------------------------------
Textron Financial Corp., 6% Jr. Unsec. Sub. Nts.,
2/15/67 5,9                                            2,395,000      2,425,840
--------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 8.375% Sr.
Nts., 7/15/33                                          1,315,000      1,666,348
--------------------------------------------------------------------------------
Tribune Co., 5.50% Nts., Series E, 10/6/08             2,255,000      2,253,751


                      24 | OPPENHEIMER CAPITAL INCOME FUND

                                                       PRINCIPAL          VALUE
                                                          AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES
Continued
--------------------------------------------------------------------------------
TXU Energy Co., 6.125% Nts., 3/15/08                $  1,955,000   $  1,967,801
--------------------------------------------------------------------------------
Univision Communications, Inc.:
3.50% Sr. Unsec. Nts., 10/15/07                        1,880,000      1,854,150
3.875% Sr. Unsec. Nts., 10/15/08                         875,000        849,844
--------------------------------------------------------------------------------
Vornado Realty LP, 5.625% Sr. Unsec. Unsub. Nts.,
6/15/07                                                2,990,000      2,988,723
--------------------------------------------------------------------------------
Westar Energy, Inc., 7.125% Sr. Unsec. Nts.,
8/1/09                                                 2,550,000      2,658,061
--------------------------------------------------------------------------------
Williams Cos., Inc. (The), Credit Linked
Certificate Trust, 6.75% Nts., 4/15/09 10              2,885,000      2,953,519
--------------------------------------------------------------------------------
Xerox Corp., 9.75% Sr. Unsec. Nts., 1/15/09            4,505,000      4,868,062
--------------------------------------------------------------------------------
Yum! Brands, Inc., 7.70% Sr. Nts., 7/1/12              1,890,000      2,081,986
                                                                   -------------
Total Non-Convertible Corporate Bonds and Notes
(Cost $347,107,394)                                                 362,051,308

--------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS AND NOTES--7.4%
--------------------------------------------------------------------------------
Conseco, Inc., 3.50% Cv. Sr. Unsec. Bonds,
9/30/35 5                                              3,500,000      3,473,750
--------------------------------------------------------------------------------
CSK Auto, Inc., 7.25% Cv. Sr. Unsec. Nts.,
12/15/25 5,9                                          11,000,000     14,973,750
--------------------------------------------------------------------------------
Intel Corp., 2.95% Cv. Unsec. Sub. Debs., 12/15/35     5,350,000      4,794,938
--------------------------------------------------------------------------------
Liberty Media Corp.:
0.75% Cv. Sr. Unsec. Unsub. Debs., 3/30/23            42,500,000     51,212,500
3.25% Exchangeable Sr. Unsec. Debs., 3/15/31
(exchangeable for Viacom, Inc. Cl. B common stock
or cash based on the value thereof)                  145,125,000    123,719,063
--------------------------------------------------------------------------------
Nortel Networks Corp., 4.25% Cv. Sr. Unsec. Nts.,
9/1/08                                                10,000,000      9,812,500
--------------------------------------------------------------------------------
Pride International, Inc., 3.25% Cv. Sr. Nts.,
5/1/33                                                21,750,000     26,888,429
--------------------------------------------------------------------------------
Sirius Satellite Radio, Inc., 2.50% Cv. Sr. Nts.,
2/15/09                                                8,432,000      8,906,300
                                                                   -------------
Total Convertible Corporate Bonds and Notes (Cost
$235,120,784)                                                       243,781,230

--------------------------------------------------------------------------------
STRUCTURED NOTES--13.8%
--------------------------------------------------------------------------------
Allegro Investment Corp. SA:
Cv. Equity Linked Nts., Series COF, 3.81%,
1/18/08 (linked to Capital One Financial Corp.
common stock) 10                                         197,538     15,104,052
Cv. Equity Linked Nts., Series UTX, 4.84%, 1/2/08
(linked to United Technologies Corp. common stock)       238,800     15,566,345
--------------------------------------------------------------------------------
Bank of America, Cv. Linked Nts., Series HES,
8.50%, 1/30/08                                           194,600     10,267,096
--------------------------------------------------------------------------------
Bear Stearns Global Asset Holdings Ltd., Cv.
Linked Premium Equity Redemption Cumulative
Securities, 2.10%, 6/21/07 (redemption linked
to Wal-Mart Stores, Inc. common stock) 10                546,807     26,438,118
--------------------------------------------------------------------------------
Calabash Re II Ltd. Nts., Series A1, 13.746%,
1/8/10 5,10                                            3,000,000      3,088,950
--------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc., Pulte
Homes, Inc. Cv. Equity Linked Nts., 7.55%, 3/14/07       259,673      7,856,069
--------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (New York):
Cv. Equity Linked Nts., 6%, 5/21/07 (linked to
Circuit City Stores, Inc.)                               612,500     11,882,500
Cv. Equity Linked Nts., 8.22%, 1/23/08 (linked to
Corning, Inc.)                                           644,350     13,689,216


                      25 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                       PRINCIPAL          VALUE
                                                          AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
STRUCTURED NOTES Continued
--------------------------------------------------------------------------------
Deutsche Bank AG, Cv. Mandatory Exchangeable Nts.,
Series S, 3.73%, 6/27/07 (linked to Sprint Nextel
Corp. common stock)                                 $    572,000   $ 10,919,480
--------------------------------------------------------------------------------
Deutsche Bank AG/London, Cv. Equity Linked Nts.,
4.38%, 9/21/07 (linked to United Technologies
Corp. common stock)                                      242,000     15,703,380
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The):
Cv. Equity Linked Nts., 4%, 3/10/08 (linked to
Office Depot, Inc. common stock)                         582,735     19,562,414
Cv. Equity Linked Nts., 4.70%, 5/3/07 (linked to
Boston Scientific Corp.) 10                              566,560      9,267,222
Cv. Equity Linked Nts., 7.10%, 2/6/08 (linked to
Occidental Petroleum Corp. common stock)                 219,100     10,053,842
Cv. Mandatory Exchangeable Linked Nts., 7.45%,
10/16/07 (linked to GlobalSantaFe Corp.) 10              431,007     23,772,622
Nortel Networks Corp. Cv. Linked Nts., 12.90%,
12/13/07 10                                              400,000      9,789,600
--------------------------------------------------------------------------------
Lakeside Re Ltd. Catastrophe Linked Nts.,
11.865%, 12/31/09 5,10                                 3,000,000      3,069,600
--------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.:
Cv. Equity Linked Nts., 11.03%, 1/27/08 (linked
to Arch Coal, Inc.)                                      439,368     13,308,457
Cv. Medium-Term Linked Nts., Series TYC, 3.60%,
3/10/07 (linked to Tyco International Ltd.
common stock)                                          1,968,811     60,088,112
Cv. Yield Enhanced Equity Linked Debt Securities,
Series I, 4%, 1/12/08 (linked to Texas
Instruments, Inc.)                                       523,926     15,833,044
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.:
Cv. Linked Nts., 6%, 12/5/07 (linked to Corning,
Inc.) 10                                                 714,300     14,839,583
Equity Linked Nts., 6.35%, 1/4/08 (linked to
Global SantaFe Corp.) 10                                 182,983     10,247,048
--------------------------------------------------------------------------------
Morgan Stanley:
Cv. Linked Nts., 18.10%, 12/6/07 (linked to XM
Satellite Radio Holdings, Inc. common stock) 10          696,865     10,376,320
Cv. Linked Nts., 3.42%, 3/16/07 (linked to Tyco
International Ltd. common stock) 10                    1,171,000     35,744,775
Cv. Linked Nts., 6.20%, 2/6/08 (linked to XM
Satellite Radio Holdings, Inc. common stock)             715,100     10,318,893
Cv. Mandatory Exchangeable Linked Nts., 4.50%,
7/6/07 (linked to Clear Channel Communications
common stock) 10                                         759,622     26,241,142
Cv. Performance Equity Linked Redemption
Quarterly-pay Nts., 15.50%, 1/22/08 (linked to XM
Satellite Radio Holdings, Inc. common stock) 10          639,800      9,664,179
Cv. Performance Equity Linked Redemption
Quarterly-pay Nts., 6.10%, 9/20/07 (linked to
Microsoft Corp.) 10                                      930,461     26,653,055
--------------------------------------------------------------------------------
Successor Europe Windstorm Ltd. Catastrophe
Linked Nts., Series AIII, 11.10%, 12/6/08 5            3,000,000      3,100,050
--------------------------------------------------------------------------------
Wachovia Bank NA, Cv. Linked Nts., Series XMSR,
13.20%, 12/1/07 (linked to XM Satellite Radio
Holdings, Inc. common stock) 10                        1,016,777     14,931,370
                                                                   -------------
Total Structured Notes (Cost $433,367,734)                          457,376,534


                      26 | OPPENHEIMER CAPITAL INCOME FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--0.1%
--------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund,
Cl. E, 5.25% 2,14  (Cost $4,154,016)               4,154,016   $      4,154,016
--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $2,633,359,626)                                  101.6%     3,368,817,565
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                   (1.6)       (54,398,796)
                                                --------------------------------
NET ASSETS                                             100.0%  $  3,314,418,769
                                                ================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended February 28, 2007 by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                      SHARES                                            SHARES
                                                  AUGUST 31,              GROSS           GROSS   FEBRUARY 28,
                                                        2006          ADDITIONS      REDUCTIONS           2007
---------------------------------------------------------------------------------------------------------------
CSK Auto Corp.                                     5,502,500                 --         685,150      4,817,350
Enbridge Energy Management LLC a                     747,702             24,735 b       161,453        610,984
Oppenheimer Institutional Money Market Fund,
Cl. E, 5.25%                                              --        213,448,786     209,294,770      4,154,016

                                                                          VALUE        DIVIDEND       REALIZED
                                                                     SEE NOTE 1          INCOME           GAIN
---------------------------------------------------------------------------------------------------------------
CSK Auto Corp.                                                 $     83,291,981   $          --   $  2,304,129
Enbridge Energy Management LLC a                                             --              --      3,014,162
Oppenheimer Institutional Money Market Fund,
Cl. E, 5.25%                                                          4,154,016         278,419             --
                                                               ------------------------------------------------
                                                               $     87,445,997   $     278,419   $  5,318,291
                                                               ================================================

a. No longer an affiliate as of February 28, 2007. The value of the security has therefore been excluded from this table.

b.    All or portion of the transactions were the result of non-cash dividends.

3. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                                          CONTRACTS   EXPIRATION   EXERCISE        PREMIUM           VALUE
                                    SUBJECT TO CALL        DATES      PRICE       RECEIVED      SEE NOTE 1
-----------------------------------------------------------------------------------------------------------
Embarq Corp.                                    650      3/19/07   $  55.00   $     90,743   $      78,000
FairPoint Communications, Inc.                2,375      3/19/07      22.00         37,624              --
Kinder Morgan, Inc.                           9,500      5/21/07     105.00      2,014,032       2,232,500
Kraft Foods, Inc., Cl. A                     15,000      3/16/07      30.53      7,800,000       2,190,000
Loews Corp./Carolina Group                    8,000      6/18/07      75.00        917,096       1,160,000
Packaging Corp. of America                      450      4/23/07      22.50         43,950          87,750
Raytheon Co.                                  9,994      5/21/07      52.50      3,447,931       2,448,530
U.S. Bancorp                                  1,250      3/19/07      35.00         67,498         112,500
U.S. Bancorp                                  8,750      6/18/07      35.00      1,956,189       1,312,500
Washington Mutual, Inc.                         250      3/19/07      47.50          3,750              --
Washington Mutual, Inc.                       2,450      4/23/07      47.50         85,642          61,250
Washington Mutual, Inc.                       2,125      7/23/07      50.00         81,123          63,750
                                                                              -----------------------------
                                                                              $ 16,545,578   $   9,746,780
                                                                              =============================


                      27 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited /  Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

4. When-issued security or forward commitment to be delivered and settled after February 28, 2007. See Note 1 of accompanying Notes.

5. Represents the current interest rate for a variable or increasing rate security.

6. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $18,861,926 or 0.57% of the Fund's net assets as of February 28, 2007.

7. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $2,234,183 or 0.07% of the Fund's net assets as of February 28, 2007.

8. A sufficient amount of securities has been designated to cover outstanding written put options, as follows:

                                          CONTRACTS   EXPIRATION   EXERCISE        PREMIUM           VALUE
                                     SUBJECT TO PUT        DATES      PRICE       RECEIVED      SEE NOTE 1
-----------------------------------------------------------------------------------------------------------
Boston Scientific Corp.                         350      1/21/08   $  20.00   $    145,946    $    136,500
Capital One Financial Corp.                   5,250      6/18/07      75.00        912,032       1,428,000
Circuit City Stores, Inc./Circuit
City Group                                    4,975      4/23/07      22.50      1,474,412       1,741,250
Corning, Inc.                                 5,000      5/21/07      20.00        589,074         500,000
Domino's Pizza, Inc.                          1,703      3/19/07      25.00         82,812           8,515
Dynegy, Inc.                                  2,500      3/19/07       7.50         91,247         200,000
Everest Re Group Ltd.                         2,000      3/19/07      95.00        442,986         130,000
General Electric Co.                          1,000      4/23/07      35.00         54,498          81,000
GlobalSantaFe Corp.                           5,000      4/23/07      57.50      1,252,364       1,400,000
Office Depot, Inc.                            4,250      4/23/07      35.00        373,375         765,000
SLM Corp.                                       500      3/19/07      45.00         53,998         115,000
Tenet Healthcare Corp.                        2,450      5/21/07       8.00        214,083         294,000
Williams Cos., Inc. (The)                       203      5/21/07      25.00         28,318          11,165
                                                                              -----------------------------
                                                                              $  5,715,145    $  6,810,430
                                                                              =============================

9. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $83,964,917 or 2.53% of the Fund's net assets as of February 28, 2007.

10. Illiquid security. The aggregate value of illiquid securities as of February 28, 2007 was $248,364,029, which represents 7.49% of the Fund's net assets. See
Note 9 of accompanying Notes.

11. Zero coupon bond reflects effective yield on the date of purchase.

12. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $883,012. See Note 5 of accompanying Notes.

13. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

14. Rate shown is the 7-day yield as of February 28, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      28 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

February 28, 2007
------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $2,597,742,027)                        $ 3,281,371,568
Affiliated companies (cost $35,617,599)                                  87,445,997
                                                                    ----------------
                                                                      3,368,817,565
------------------------------------------------------------------------------------
Cash                                                                        689,749
------------------------------------------------------------------------------------
Unrealized appreciation on swap contracts                                   709,145
------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                         39,292,161
Interest, dividends and principal paydowns                               21,722,411
Shares of beneficial interest sold                                        2,051,744
Other                                                                        98,982
                                                                    ----------------
Total assets                                                          3,433,381,757

------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------
Options written, at value (premiums received $22,260,723)--
see accompanying statement of investments                                16,557,210
------------------------------------------------------------------------------------
Unrealized depreciation on swap contracts                                   574,746
------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $70,542,233 purchased on a
when-issued basis or forward commitment)                                 96,603,446
Shares of beneficial interest redeemed                                    3,122,399
Distribution and service plan fees                                        1,312,367
Transfer and shareholder servicing agent fees                               299,922
Shareholder communications                                                  279,252
Futures margins                                                             150,892
Trustees' compensation                                                       22,991
Other                                                                        39,763
                                                                    ----------------
Total liabilities                                                       118,962,988

------------------------------------------------------------------------------------
NET ASSETS                                                          $ 3,314,418,769
                                                                    ================

------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------
Par value of shares of beneficial interest                          $       248,763
------------------------------------------------------------------------------------
Additional paid-in capital                                            2,545,602,275
------------------------------------------------------------------------------------
Accumulated net investment income                                         1,481,926
------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions                                            25,701,725
------------------------------------------------------------------------------------
Net unrealized appreciation on investments                              741,384,080
                                                                    ----------------
NET ASSETS                                                          $ 3,314,418,769
                                                                    ================


                      29 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited /  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets
of $2,820,334,411 and 211,276,177 shares of beneficial interest outstanding)                     $13.35
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)  $14.16
--------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $269,181,545 and 20,404,269 shares
of beneficial interest outstanding)                                                              $13.19
--------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $183,211,638 and 13,936,084 shares
of beneficial interest outstanding)                                                              $13.15
--------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $41,691,175 and 3,146,019 shares
of beneficial interest outstanding)                                                              $13.25

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      30 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended February 28, 2007
--------------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------------
Interest                                                               $   34,721,666
--------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $7,005)        30,720,531
Affiliated companies                                                          278,419
--------------------------------------------------------------------------------------
Fee income                                                                    108,563
--------------------------------------------------------------------------------------
Other income                                                                   58,028
                                                                       ---------------
Total investment income                                                    65,887,207

--------------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------------
Management fees                                                             8,340,509
--------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                     3,171,329
Class B                                                                     1,318,420
Class C                                                                       867,033
Class N                                                                        95,116
--------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                     1,478,409
Class B                                                                       210,487
Class C                                                                       130,131
Class N                                                                        42,506
--------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                       201,636
Class B                                                                        46,261
Class C                                                                        16,559
Class N                                                                         2,290
--------------------------------------------------------------------------------------
Trustees' compensation                                                         29,025
--------------------------------------------------------------------------------------
Custodian fees and expenses                                                    24,603
--------------------------------------------------------------------------------------
Administration service fees                                                       750
--------------------------------------------------------------------------------------
Other                                                                          99,722
                                                                       ---------------
Total expenses                                                             16,074,786
Less reduction to custodian expenses                                           (2,298)
Less waivers and reimbursements of expenses                                    (5,120)
                                                                       ---------------
Net expenses                                                               16,067,368

--------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                      49,819,839


                      31 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments:
   Unaffiliated companies (including premiums on options exercised)    $   24,628,518
   Affiliated companies                                                     5,318,291
Closing and expiration of option contracts written                         19,848,478
Closing and expiration of futures contracts                                 1,096,341
Foreign currency transactions                                                   2,548
Swap contracts                                                                 (7,019)
                                                                       ---------------
Net realized gain                                                          50,887,157
--------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                               225,742,832
Futures contracts                                                             489,750
Option contracts written                                                    2,490,524
Swap contracts                                                                 96,126
                                                                       ---------------
Net change in unrealized appreciation                                     228,819,232

--------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $  329,526,228
                                                                       ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      32 | OPPENHEIMER CAPITAL INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              SIX MONTHS             YEAR
                                                                   ENDED            ENDED
                                                       FEBRUARY 28, 2007       AUGUST 31,
                                                             (UNAUDITED)             2006
------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------
Net investment income                                  $      49,819,839   $   95,081,450
------------------------------------------------------------------------------------------
Net realized gain                                             50,887,157       27,512,071
------------------------------------------------------------------------------------------
Net change in unrealized appreciation                        228,819,232       12,664,674
                                                       -----------------------------------
Net increase in net assets resulting from operations         329,526,228      135,258,195

------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                      (46,985,354)     (77,812,436)
Class B                                                       (3,498,924)      (6,031,033)
Class C                                                       (2,325,899)      (3,701,400)
Class N                                                         (586,996)        (836,479)
                                                       -----------------------------------
                                                             (53,397,173)     (88,381,348)
------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                      (10,162,702)    (112,727,835)
Class B                                                       (1,003,869)     (12,275,789)
Class C                                                         (663,028)      (7,342,478)
Class N                                                         (143,710)      (1,340,023)
                                                       -----------------------------------
                                                             (11,973,309)    (133,686,125)

------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                        1,051,869       (3,331,341)
Class B                                                      (11,609,446)     (31,772,777)
Class C                                                        4,971,377        1,811,081
Class N                                                        2,920,403        6,928,899
                                                       -----------------------------------
                                                              (2,665,797)     (26,364,138)

------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------
Total increase (decrease)                                    261,489,949     (113,173,416)
------------------------------------------------------------------------------------------
Beginning of period                                        3,052,928,820    3,166,102,236
                                                       -----------------------------------
End of period (including accumulated net investment
income of $1,481,926 and $5,059,260, respectively)     $   3,314,418,769   $3,052,928,820
                                                       ===================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      33 | OPPENHEIMER CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            SIX MONTHS                                                                       YEAR
                                                 ENDED                                                                      ENDED
                                     FEBRUARY 28, 2007                                                                 AUGUST 31,
CLASS A                                    (UNAUDITED)             2006          2005          2004            2003          2002
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
period                                     $     12.28      $     12.63    $    11.84    $    11.22      $     9.76    $    12.72
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                              .21 1            .39 1         .38 1         .46             .54           .51
Net realized and unrealized gain
(loss)                                            1.13              .16          1.28           .69            1.35         (2.66)
                                           -----------------------------------------------------------------------------------------
Total from investment operations                  1.34              .55          1.66          1.15            1.89         (2.15)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment
income                                            (.22)            (.37)         (.48)         (.53)           (.43)         (.48)
Distributions from net realized
gain                                              (.05)            (.53)         (.39)           --              --          (.33)
                                           -----------------------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                     (.27)            (.90)         (.87)         (.53)           (.43)         (.81)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $     13.35      $     12.28    $    12.63    $    11.84      $    11.22    $     9.76
                                           =========================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2               11.03%            4.68%        14.40%        10.32%          20.10%       (17.75)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                             $ 2,820,334      $ 2,594,507    $2,670,552    $2,379,956      $2,130,486    $1,873,458
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $ 2,735,466      $ 2,608,268    $2,565,609    $2,356,948      $1,900,896    $2,224,911
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                             3.24%            3.21%         3.09%         3.85%           5.41%         4.48%
Total expenses                                    0.89% 4,5        0.91%         0.89% 4       0.89% 4,6       0.93% 4       0.98% 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             29% 7            66% 7         55% 7         52%            141%          148%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Expenses including indirect expenses from affiliated fund were as follows:

      Six Months Ended February 28, 2007     0.89%

6. Voluntary waiver of transfer agent fees less than 0.01%.

7. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                       PURCHASE TRANSACTIONS   SALE TRANSACTIONS
--------------------------------------------------------------------------------
Six Months Ended February 28, 2007           $   588,846,888     $   627,469,286
Year Ended August 31, 2006                     2,212,763,141       2,305,352,091
Year Ended August 31, 2005                     3,541,353,653       3,677,756,448

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      34 | OPPENHEIMER CAPITAL INCOME FUND

                                                  SIX MONTHS                                                                 YEAR
                                                       ENDED                                                                ENDED
                                           FEBRUARY 28, 2007                                                           AUGUST 31,
CLASS B                                          (UNAUDITED)           2006         2005         2004          2003          2002
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $           12.14       $  12.49     $  11.72     $  11.10      $   9.67    $    12.60
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .15 1          .28 1        .28 1        .36           .45           .41
Net realized and unrealized gain (loss)                 1.12            .16         1.26          .68          1.33         (2.62)
                                           -----------------------------------------------------------------------------------------
Total from investment operations                        1.27            .44         1.54         1.04          1.78         (2.21)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                    (.17)          (.26)        (.38)        (.42)         (.35)         (.39)
Distributions from net realized gain                    (.05)          (.53)        (.39)          --            --          (.33)
                                           -----------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         (.22)          (.79)        (.77)        (.42)         (.35)         (.72)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $           13.19       $  12.14     $  12.49     $  11.72      $  11.10    $     9.67
                                           =========================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     10.50%          3.84%       13.40%        9.46%        18.94%       (18.31)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)   $         269,182       $258,812     $299,093     $316,568      $343,074    $  327,368
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $         266,282       $273,916     $304,769     $349,853      $312,457    $  410,652
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   2.41%          2.37%        2.25%        3.00%         4.55%         3.67%
Total expenses                                          1.73% 4,5      1.74%        1.73% 4      1.76% 4,6     1.81% 4       1.76% 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   29% 7          66% 7        55% 7        52%          141%          148%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Expenses including indirect expenses from affiliated fund were as follows:

      Six Months Ended February 28, 2007     1.73%

6. Voluntary waiver of transfer agent fees less than 0.01%.

7. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                     PURCHASE TRANSACTIONS   SALE TRANSACTIONS
-------------------------------------------------------------------------------
Six Months Ended February 28, 2007          $  588,846,888      $  627,469,286
Year Ended August 31, 2006                   2,212,763,141       2,305,352,091
Year Ended August 31, 2005                   3,541,353,653       3,677,756,448

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      35 | OPPENHEIMER CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                  SIX MONTHS                                                                 YEAR
                                                       ENDED                                                                ENDED
                                           FEBRUARY 28, 2007                                                           AUGUST 31,
CLASS C                                          (UNAUDITED)           2006         2005         2004          2003          2002
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $           12.10       $  12.46     $  11.69     $  11.09       $  9.66    $    12.59
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .15 1          .29 1        .28 1        .35           .45           .42
Net realized and unrealized gain (loss)                 1.12            .15         1.26          .69          1.34         (2.62)
                                           -----------------------------------------------------------------------------------------
Total from investment operations                        1.27            .44         1.54         1.04          1.79         (2.20)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                    (.17)          (.27)        (.38)        (.44)         (.36)         (.40)
Distributions from net realized gain                    (.05)          (.53)        (.39)          --            --          (.33)
                                           -----------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         (.22)          (.80)        (.77)        (.44)         (.36)         (.73)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $           13.15       $  12.10     $  12.46     $  11.69       $ 11.09    $     9.66
                                           =========================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     10.56%          3.83%       13.52%        9.40%        19.05%       (18.30)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)   $         183,212       $163,959     $167,013     $133,368       $93,797    $   72,792
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $         175,115       $165,514     $150,410     $122,458       $75,459    $   84,049
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   2.44%          2.40%        2.27%        3.01%         4.55%         3.74%
Total expenses                                          1.70% 4,5      1.71%        1.71% 4      1.72% 4,6     1.78% 4       1.76% 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   29% 7          66% 7        55% 7        52%          141%          148%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Expenses including indirect expenses from affiliated fund were as follows:

      Six Months Ended February 28, 2007     1.70%

6. Voluntary waiver of transfer agent fees less than 0.01%.

7. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                     PURCHASE TRANSACTIONS   SALE TRANSACTIONS
-------------------------------------------------------------------------------
Six Months Ended February 28, 2007          $  588,846,888      $  627,469,286
Year Ended August 31, 2006                   2,212,763,141       2,305,352,091
Year Ended August 31, 2005                   3,541,353,653       3,677,756,448

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      36 | OPPENHEIMER CAPITAL INCOME FUND

                                                  SIX MONTHS                                                              YEAR
                                                       ENDED                                                             ENDED
                                           FEBRUARY 28, 2007                                                        AUGUST 31,
CLASS N                                          (UNAUDITED)          2006        2005        2004         2003           2002
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $           12.20       $ 12.55     $ 11.78     $ 11.16       $ 9.73     $    12.69
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .18 1         .34 1       .34 1       .39          .46            .50
Net realized and unrealized gain (loss)                 1.12           .16        1.26         .72         1.37          (2.66)
                                           --------------------------------------------------------------------------------------
Total from investment operations                        1.30           .50        1.60        1.11         1.83          (2.16)
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                    (.20)         (.32)       (.44)       (.49)        (.40)          (.47)
Distributions from net realized gain                    (.05)         (.53)       (.39)         --           --           (.33)
                                           --------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         (.25)         (.85)       (.83)       (.49)        (.40)          (.80)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $           13.25       $ 12.20     $ 12.55     $ 11.78       $11.16     $     9.73
                                           ======================================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     10.72%         4.32%      13.95%      10.01%       19.45%        (17.89)%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)   $          41,691       $35,651     $29,444     $16,692       $9,023     $    4,071
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $          38,442       $32,598     $22,974     $13,301       $5,968     $    2,839
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   2.87%         2.82%       2.73%       3.42%        4.92%          4.74%
Total expenses                                          1.27% 4,5     1.30%       1.24% 4     1.28% 4,6    1.35% 4        1.25% 4
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   29% 7         66% 7       55% 7       52%         141%           148%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Expenses including indirect expenses from affiliated fund were as follows:

      Six Months Ended February 28, 2007     1.27%

6. Voluntary waiver of transfer agent fees less than 0.01%.

7. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                     PURCHASE TRANSACTIONS   SALE TRANSACTIONS
-------------------------------------------------------------------------------
Six Months Ended February 28, 2007          $  588,846,888      $  627,469,286
Year Ended August 31, 2006                   2,212,763,141       2,305,352,091
Year Ended August 31, 2005                   3,541,353,653       3,677,756,448

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      37 | OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Capital Income Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek as much current income as is compatible with prudent investment. The Fund has a secondary objective to conserve principal while providing an opportunity for capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are


                      38 | OPPENHEIMER CAPITAL INCOME FUND
valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured note is sold or matures.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of February 28, 2007, the Fund had purchased $70,542,233 of securities issued on a when-issued basis or forward commitment.

      In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each


                      39 | OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

      Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
INVESTMENTS WITH OFF BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential


                      40 | OPPENHEIMER CAPITAL INCOME FUND
loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of February 28, 2007, the Fund had available for federal income tax purposes an estimated capital loss carryforward of zero. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of February 28, 2007, it is estimated that the Fund will utilize $6,086,311 of capital loss carryforward to offset realized capital gains. During the fiscal year ended August 31, 2006, the Fund did not utilized any capital loss carryforward to offset capital gains realized in that fiscal year.

      As of August 31, 2006, the Fund had available for federal income tax purposes post-October losses of $37,847.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.


                      41 | OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                      42 | OPPENHEIMER CAPITAL INCOME FUND

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                             SIX MONTHS ENDED FEBRUARY 28, 2007        YEAR ENDED AUGUST 31, 2006
                                      SHARES             AMOUNT          SHARES            AMOUNT
--------------------------------------------------------------------------------------------------
CLASS A
Sold                               9,931,685     $  129,209,501      18,616,904    $  226,300,881
Dividends and/or
distributions reinvested           4,107,393         52,745,553      14,837,822       176,523,004
Redeemed                         (13,970,332)      (180,903,185)    (33,641,665)     (406,155,226)
                                 -----------------------------------------------------------------
Net increase (decrease)               68,746     $    1,051,869        (186,939)   $   (3,331,341)
                                 =================================================================

--------------------------------------------------------------------------------------------------
CLASS B
Sold                               1,694,916     $   21,741,622       3,241,843    $   38,903,049
Dividends and/or
distributions reinvested             333,386          4,243,824       1,451,650        17,079,474
Redeemed                          (2,943,688)       (37,594,892)     (7,316,039)      (87,755,300)
                                 -----------------------------------------------------------------
Net decrease                        (915,386)    $  (11,609,446)     (2,622,546)   $  (31,772,777)
                                 =================================================================

--------------------------------------------------------------------------------------------------
CLASS C
Sold                               1,452,828     $   18,650,192       2,830,185    $   33,853,111
Dividends and/or
distributions reinvested             208,538          2,646,959         845,746         9,915,326
Redeemed                          (1,276,205)       (16,325,774)     (3,532,313)      (41,957,356)
                                 -----------------------------------------------------------------
Net increase                         385,161     $    4,971,377         143,618    $    1,811,081
                                 =================================================================

--------------------------------------------------------------------------------------------------
CLASS N
Sold                                 664,168     $    8,609,848       1,158,822    $   13,939,161
Dividends and/or
distributions reinvested              54,904            701,033         178,715         2,111,820
Redeemed                            (496,157)        (6,390,478)       (760,312)       (9,122,082)
                                 -----------------------------------------------------------------
Net increase                         222,915     $    2,920,403         577,225    $    6,928,899
                                 =================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and money market funds, for the six months ended February 28, 2007, were as follows:

                                                              PURCHASES            SALES
----------------------------------------------------------------------------------------
Investment securities                                     $ 859,419,636    $ 846,454,734
U.S. government and government agency obligations            77,789,593       65,523,291
To Be Announced (TBA) mortgage-related securities           588,846,888      627,469,286


                      43 | OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

              FEE SCHEDULE
              ----------------------------------------------------
              Up to $100 million                             0.75%
              Next $100 million                              0.70
              Next $100 million                              0.65
              Next $100 million                              0.60
              Next $100 million                              0.55
              Next $4.5 billion                              0.50
              Over $5 billion                                0.48

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS or the Transfer Agent), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended February 28, 2007, the Fund paid $1,893,084 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the


                      44 | OPPENHEIMER CAPITAL INCOME FUND
plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at December 31, 2006 for Class B, Class C and Class N shares were $8,333,506, $3,924,674 and $599,798, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                             CLASS A          CLASS B          CLASS C        CLASS N
                            CLASS A       CONTINGENT       CONTINGENT       CONTINGENT     CONTINGENT
                          FRONT-END         DEFERRED         DEFERRED         DEFERRED       DEFERRED
                      SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES  SALES CHARGES
                        RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY    RETAINED BY
SIX MONTHS ENDED        DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR    DISTRIBUTOR
------------------------------------------------------------------------------------------------------
February 28, 2007         $ 366,110          $ 2,817        $ 171,542          $ 5,867        $ 3,254

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended February 28, 2007, the Manager waived $5,120 for IMMF management fees.

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value


                      45 | OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS Continued

and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of February 28, 2007, the Fund had outstanding futures contracts as follows:

                                                                             UNREALIZED
                            EXPIRATION   NUMBER OF     VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION             DATES   CONTRACTS   FEBRUARY 28, 2007   (DEPRECIATION)
----------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Treasury Nts., 30 yr.     6/20/07         609     $ 68,778,938      $      773,131
                                                                         ---------------

CONTRACTS TO SELL
U.S. Treasury Nts., 2 yr.      6/29/07         508      104,116,188            (400,475)
U.S. Treasury Nts., 5 yr.      6/29/07         241       25,534,703            (194,600)
U.S. Treasury Nts., 10 yr.     6/29/07          85        9,230,469             (89,827)
                                                                         ---------------
                                                                               (684,902)
                                                                         ---------------
                                                                         $       88,229
                                                                         ===============

--------------------------------------------------------------------------------
6. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

      The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.


                      46 | OPPENHEIMER CAPITAL INCOME FUND

      Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Contracts subject to call or put, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the six months ended February 28, 2007 was as follows:

                                        CALL OPTIONS                PUT OPTIONS
                            -------------------------  -------------------------
                            NUMBER OF      AMOUNT OF   NUMBER OF      AMOUNT OF
                            CONTRACTS       PREMIUMS   CONTRACTS       PREMIUMS
--------------------------------------------------------------------------------
Options outstanding as of
August 31, 2006                67,250   $  6,344,173      38,668   $ 21,187,171
Options written               185,848     31,834,798     133,729     27,242,216
Options closed or expired    (186,273)   (19,261,386)   (134,617)   (40,940,316)
Options exercised              (6,031)    (2,372,007)     (2,599)    (1,773,926)
                            ----------------------------------------------------
Options outstanding as of
February 28, 2007              60,794   $ 16,545,578      35,181   $  5,715,145
                            ====================================================

--------------------------------------------------------------------------------
7. TOTAL RETURN SWAP CONTRACTS

A total return swap is an agreement under which a set of future cash flows is exchanged between two counterparties. One cash flow stream will typically be based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counter-party, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement and disclosed separately on the Statement of Assets and Liabilities. The net change in this amount is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if


                      47 | OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. TOTAL RETURN SWAP CONTRACTS Continued

there is no liquid market for the agreement or unfavorable changes occur in the reference asset).

      As of February 28, 2007, the Fund had no outstanding total return swap agreements.

--------------------------------------------------------------------------------
8. CREDIT DEFAULT SWAP CONTRACTS

Credit default swaps are designed to transfer the credit exposure of fixed income products between counterparties. The Fund may enter into credit default swaps, both directly ("unfunded swaps") and indirectly in the form of a swap embedded within a structured note ("funded swaps"), to protect against the risk that a security will default. Unfunded and funded credit default swaps may be on a single security, or a basket of securities. The Fund may take a short position (purchaser of credit protection) or a long position (seller of credit protection) in the credit default swap. Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, counterparty risk, and the need to fund the delivery obligation (either cash or defaulted bonds depending on whether the Fund is long or short the swap, respectively).

      The Fund would take a short position in a credit default swap (the "unfunded swap") against a long portfolio position to decrease exposure to specific high yield issuers. As a purchaser of credit protection under a swap contract, the Fund pays a periodic interest fee on the notional amount to the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized loss upon payment. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund is obligated to deliver that security to the counter-party in exchange for receipt of the notional amount from the counterparty. The difference between the value of the security delivered and the notional amount received is recorded as realized gain and is included on the Statement of Operations. Credit default swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement and disclosed separately on the Statement of Assets and Liabilities. The net change in this amount is included on the Statement of Operations.


                      48 | OPPENHEIMER CAPITAL INCOME FUND

Information regarding such credit default swaps as of February 28, 2007 is as follows:

                                                           NOTIONAL      ANNUAL
                                                             AMOUNT    INTEREST
                            REFERENCE                   RECEIVED BY   RATE PAID
                            DEBT                      THE FUND UPON      BY THE   TERMINATION     UNREALIZED
COUNTERPARTY                OBLIGATION                 CREDIT EVENT        FUND         DATES   DEPRECIATION
-------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                            J.C. Penney Co.           $     925,000       0.580%      3/20/12   $      7,542
                            Weyerhaeuser Co.              2,910,000       0.580       9/20/11         30,317
-------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services, Inc.:
                            Arrow Electronics, Inc.       2,910,000       0.790       9/20/11         47,793
                            Arrow Electronics, Inc.       1,470,000       0.770       9/20/11         22,886
                            Belo Corp.                    1,675,000       0.650       6/20/11         20,691
                            Belo Corp.                      925,000       0.670       6/20/11         12,181
                            Belo Corp.                    1,870,000       0.675       6/20/11         25,006
                            Ford Motor Co.                1,455,000       5.300      12/20/08         83,644
                            Ford Motor Co.                3,060,000       5.400      12/20/08        181,684
                            General Motors Corp.          1,525,000       4.000      12/20/08         55,479
                            General Motors Corp.          1,480,000       3.950      12/20/08         52,446
                            Inco Ltd.                     1,615,000       0.630       3/20/17         11,157
                            Inco Ltd.                     1,605,000       0.700       3/20/17         10,632
                            International Paper Co.       3,055,000       0.409      12/20/11          7,580
                                                                                                -------------
                                                                                                $    569,038
                                                                                                =============

The Fund would take a long position in the credit default swap note (the "funded swap") to increase the exposure to specific high yield corporate issuers. As a seller of credit protection under a swap contract, the Fund receives a periodic interest fee on the notional amount from the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund receives that security from the counterparty in exchange for payment of the notional amount to the counterparty. The difference between the value of the security received and the notional amount paid is recorded as realized loss and is included on the Statement of Operations. Credit default swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement and disclosed separately on the Statement of Assets and Liabilities. The net change in this amount is included on the Statement of Operations.


                      49 | OPPENHEIMER CAPITAL INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8. CREDIT DEFAULT SWAP CONTRACTS Continued

Information regarding such credit default swaps as of February 28, 2007 is as follows:

                                                                         ANNUAL
                                                           NOTIONAL    INTEREST
                                                             AMOUNT        RATE
                            REFERENCE                       PAID BY    RECEIVED                     UNREALIZED
                            DEBT                      THE FUND UPON      BY THE   TERMINATION     APPRECIATION
COUNTERPARTY                OBLIGATION                 CREDIT EVENT        FUND         DATES   (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------
Credit Suisse First
Boston International:
                            Allied Waste
                            North America, Inc.       $     920,000        2.00%      9/20/09   $       24,659
                            Allied Waste
                            North America, Inc.           1,440,000        2.00       9/20/09           38,596
                            Ford Motor Co.                3,525,000        0.50       6/20/07           (5,708)
                            Freescale
                            Semiconductor, Inc.           1,555,000        0.60       3/20/08               --
                            General Motors
                            Acceptance Corp.                825,000        2.30       6/20/07            7,288
---------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                            Abitibi-Consolidated
                            Co. of Canada                 2,385,000        1.52       9/20/07           20,213
                            Bombardier, Inc.                735,000        0.90       9/20/07            2,931
                            Eastman Kodak Co.             2,055,000        1.00      12/20/08           17,345
---------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services, Inc.:
                            ArvinMeritor, Inc.              820,000        1.05       9/20/07            4,408
                            ArvinMeritor, Inc.              675,000        1.10       9/20/07            3,881
                            ArvinMeritor, Inc.               50,000        1.20       9/20/07              325
                            Bombardier, Inc.                820,000        1.00       9/20/07            5,027
                            Bombardier, Inc.                820,000        1.05       9/20/07            5,335
                            Ford Motor Co.                1,455,000        7.05      12/20/16          105,416
                            Ford Motor Co.                3,060,000        7.15      12/20/16          238,317
                            General Motors
                            Acceptance Corp.              1,875,000        3.15       6/20/07           25,808
                            General Motors Corp.          1,525,000        5.80      12/20/16           92,861
                            General Motors Corp.          1,480,000        5.75      12/20/16           85,818
                            Hyundai Motor
                            Manufacturing
                            Alabama LLC                   1,280,000        0.40       6/20/07            1,549
                            J.C. Penney Co.               2,910,000        0.61       6/20/13            5,836
                            Vale Overseas Ltd.            1,615,000        1.10       3/20/17            7,288
                            Vale Overseas Ltd.            1,605,000        1.17       3/20/17           16,244
                                                                                                ---------------
                                                                                                $      703,437
                                                                                                ===============


                      50 | OPPENHEIMER CAPITAL INCOME FUND

--------------------------------------------------------------------------------
9. ILLIQUID SECURITIES

As of February 28, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
10. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of February 28, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements. The Manager will continue to monitor the Fund's tax positions prospectively for potential future impacts.

      In September 2006, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of February 28, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                      51 | OPPENHEIMER CAPITAL INCOME FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                      52 | OPPENHEIMER CAPITAL INCOME FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. Outlined below is a summary of the principal information considered by the Board as well as the Board's conclusions.

      The Board was aware that there are alternatives to retaining the Manager.

      NATURE, QUALITY AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.


                      53 | OPPENHEIMER CAPITAL INCOME FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

      The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's key personnel and the size and functions of its staff providing investment management services to the Fund. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Michael Levine and the Manager's Value and Core Fixed Income investment teams and analysts. Mr. Levine has been a portfolio manager of the Fund since June 1999. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other retail front-end load and no-load mixed-asset target allocation moderate funds. The Board noted that the Fund's three-year, five-year and ten-year performance were better than its peer group median, although its one-year performance was below its peer group median.

      COSTS OF SERVICES AND PROFITS REALIZED BY THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also evaluated the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other mixed-asset target allocation moderate funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual and actual management fees are higher than its peer group median.


                      54 | OPPENHEIMER CAPITAL INCOME FUND

      ECONOMIES OF SCALE. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund and whether any economies of scale would benefit the Fund's shareholders. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with shareholders any economies of scale that may exist as the Fund grows.

      OTHER BENEFITS TO THE MANAGER. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide quality services to the Fund and its shareholders.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                      55 | OPPENHEIMER CAPITAL INCOME FUND



ITEM 2.  CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

     o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

     o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

     o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

     o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

     The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11.  CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of February 28, 2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
(b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)  (1) Not applicable to semiannual reports.

     (2) Exhibits attached hereto.

     (3) Not applicable.

(b)  Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Capital Income Fund

By:   /s/John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer

Date: April 10, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer

Date: April 10, 2007

By:   /s/Brian W. Wixted
      ---------------------------
      Brian W. Wixted
      Principal Financial Officer

Date: April 10, 2007